Employee Long Term Incentive Plan - Summary of Information for Class D Unit Interests (Detail) (Class D Units [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Time-Vesting Interests [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units, Beginning balance	1,692
Number of units, Granted	584	1,100	3,400
Number of units, Vested	(772)
Number of units, Forfeited	(2)
Number of units, Cancelled	(61)
Number of units, Ending balance	1,441	1,692
Weighted average grant-date fair value, Beginning balance	$ 3,864
Weighted average grant-date fair value, Granted	$ 2,786	$ 3,761	$ 3,876
Weighted average grant-date fair value, Vested	$ 3,896
Weighted average grant-date fair value, Forfeited	$ 3,893
Weighted average grant-date fair value, Cancelled	$ 2,208
Weighted average grant-date fair value, Ending balance		$ 3,864
Performance-Vesting Interests [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units, Beginning balance	4,202
Number of units, Granted	759
Number of units, Forfeited	(5)
Number of units, Cancelled	(79)
Number of units, Ending balance	4,877
Weighted average grant-date fair value, Beginning balance	$ 3,087
Weighted average grant-date fair value, Granted	$ 2,314
Weighted average grant-date fair value, Vested	$ 0
Weighted average grant-date fair value, Forfeited	$ 3,176
Weighted average grant-date fair value, Cancelled	$ 1,388
Weighted average grant-date fair value, Ending balance